Goodwill and Intangible Assets - Schedule of Future Estimated Amortization Expense (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 432
2019	398
2020	372
2021	326
2022	$ 293